Amounts Due to Related Parties (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, shares issued	28,535,429	28,535,429
Debt instrument, convertible, conversion price	$ 0.175	$ 0.175
Secured Convertible Debentures [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 4,993,700	$ 4,993,700
Secured Convertible Debentures [Member] | Bristol Investment Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	2,496,850	2,496,850
Barlock Convertible Debentures [Member] | Barlock 2019 Fund LP [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 2,496,850	$ 2,496,850